Consolidated Statements of Operations (Parethetical) (Diversey Holdings Inc, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Diversey Holdings Inc
Income taxes on discontinued operations	$ 0	$ (260)	$ 11,273